Financial Risk Management Objectives - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Copper costs as a percentage of product cost	75.00%	83.00%
Cash and cash equivalents(excluding bank overdrafts)	$ 44,507	$ 52,237
Unutilized amounts of bank loans	153,000
Financial liabilities	126,000
Mortgage of land, buildings, machinery and equipment, investment properties and land use rights	7,030	15,078
Pledge of other receivables	1,109	1,363
Assets pledged as security			$ 1,339
Subsidiary [Member]
Disclosure Of Financial Instruments [Line Items]
Assets pledged as security	$ 33,940	$ 31,989
One major customer [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage of trade receivables from one customer	15.53%	14.76%
Interest rate risk [Member]
Disclosure Of Financial Instruments [Line Items]
Change of interest rates	0.30%	0.30%
Change in profit before tax due to change of interest rates	$ 168	$ 54
Top Of Range [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage of financial liabilities bear floating interest rate	46.00%
Weighted average [Member]
Disclosure Of Financial Instruments [Line Items]
Weighted average interest rates on bank loans and overdrafts	2.15%	2.07%